MALIZIA SPIDI & FISCH, PC
                                ATTORNEYS AT LAW

901 NEW YORK AVENUE, N.W.                             1900 SOUTH ATHERTON STREET
SUITE 210 EAST                                                         SUITE 101
WASHINGTON, D.C.  20001                                 STATE COLLEGE, PA  16801
(202) 434-4660                                                    (814) 272-3502
FACSIMILE: (202) 434-4661                             FACSIMILE:  (814) 272-3514

TIFFANY A. HASSELMAN                                 WRITER'S DIRECT DIAL NUMBER
HASSELMAN@MALIZIALAW.COM                                          (202) 434-8389


VIA EDGAR AND HAND DELIVERY
---------------------------

April 19, 2006

Mr. William Friar
Senior Financial Analyst
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20002

         Re:      Roma Financial Corporation
                  Registration Statement on Form S-1 filed March 14, 2006 File No. 333-132415

Dear Mr. Friar:

         Transmitted  with this letter for filing,  on behalf of Roma  Financial
Corporation,   (the  "Company")  is   pre-effective   Amendment  No.  1  to  the
Registration Statement on Form S-1.

General
-------

         1. In the next amendment, please include the graphics, maps, and related captions as they will appear in the prospectus, or provide us draft copies.

         The map of Roma Bank's locations that will appear inside the prospectus is not yet completed. We will provide a draft copy as soon as it is available. There are no other graphics.

         2. Provide us with copies of all marketing and proxy materials. Upon review, we may have comments.

         A copy of the draft marketing materials is included with this amendment as Exhibit 99.3. Because there is no stockholder or member vote in connection with this transaction, there are no proxy materials.

MALIZIA SPIDI & FISCH, PC

Mr. William Friar
April 19, 2006
Page 2

         3.       Please  include  an  updated  accountants'  consent   in   the
                  pre-effective amendment.

         An updated consent of the independent auditors is included with this amendment.

Prospectus Cover Page
---------------------

         4. In the first paragraph, please state the percentage of Roma Financial common stock being offered by this registration. Likewise, in the third sentence, please state the remaining amount as a percentage.

         We have revised this paragraph as suggested.

Summary, page 1
---------------

         5.       Summarize the use of proceeds.

         We have added this section to the summary.

Roma Financial Corporation, page 1
----------------------------------

         6. We note the registrant does not appear to have a website. If this changes during registration, please update to provide the address.

         The registrant does not have a website, however, Roma Bank does and that site (www.romabank.com) will have investor relations information and other registrant information available on it at a later date. We have added the address under the Roma Bank paragraph.

How We Determined The Offering Range And The $10 Price Per Share - page 5
-------------------------------------------------------------------------

         7. Please expand to be more specific and substantive. For example, specify what it was about your financial condition and results of operations that Feldman Financial considered notable and expound on the "certain qualitative valuation factors" used to adjust from the peer group's pricing ratios.

         We have revised the second paragraph of this section to discuss the factors that were examined by Feldman Financial in making adjustments to the Company's pricing relative to the peer group's pricing ratios. With regard to what it was about the Company's financial condition and results of operations that were considered notable, we have revised this paragraph to disclose that Feldman Financial considered the Company's recent earnings performance to be an important factor in the adjustment relative to the peer group's pricing ratios.

MALIZIA SPIDI & FISCH, PC

Mr. William Friar
April 19, 2006
Page 3

         8. Clarify how the decision was made to sell 30% of the shares of Roma Financial rather than a higher minority interest.

         We have revised the third paragraph of this section to make it more clear how the decision to sell 30% of the Company's shares in the offering was made.

         9. Discuss why the Board believes it is prudent to issue the company's stock at substantially less than its peer group.

         Under the Office of Thrift Supervision regulations governing the offering, the appraisal is established by an independent party and it is not within the Board's jurisdiction to set the pricing ratios at which the Company's stock will be issued.

         The regulations and policies of the OTS provide that the valuation of the stock to be issued to public shareholders as part of the proposed Plan of Minority Stock Issuance shall be based upon OTS regulations at 12 CFR 563b.330 and the OTS's "Guidelines for Appraisal Reports for Valuation of Savings and Loan Associations Converting from Mutual to Stock Form of Organization." In accordance with such regulations and policies, the total price of shares to be sold is based upon the estimated pro forma market value of such shares after the stock issuance. Such regulations require that the determination of market value shall be made by a qualified independent appraiser. Such appraisal report includes a review of the estimated effects of the capital to be raised upon the operations of the registrant and its subsidiary operations and expected financial performance of such stock to be issued as related to the registrant's estimated pro forma value.

         The appraisal is filed with the OTS by Feldman Financial. The OTS provides its comments on the appraisal directly to Feldman Financial. The Board is removed from this process.

Our Policy Regarding Dividends, page 9
--------------------------------------

         10. Disclose the amount available for the payment of dividends. Make corresponding changes in the main section.

         We believe that it is more appropriate to explain the regulatory restrictions on dividends from the holding company than to give a specific dollar amount, given that the full amount of the proceeds retained at the holding company theoretically will be available for payment as dividends. We disclose within this section of the summary that there are restrictions on our ability to pay dividends. Within the main section, such restrictions are further discussed.

MALIZIA SPIDI & FISCH, PC

Mr. William Friar
April 19, 2006
Page 4

Stock Benefit Plans for Management - page 8
-------------------------------------------

         11.      Discuss the consequent reduction in earnings and dilution.

         We have added a paragraph to this section to disclose that the stock benefit plans will result in additional annual employee compensation and benefit expenses which will reduce the Company's earnings. A separate new paragraph discloses that the implementation of the stock option plan and restricted stock plan may dilute stockholders' ownership interest in the Company if newly issued shares are used to fund stock options and awards made under the restricted stock plan instead of outstanding shares purchased in the open market.

         12. Please clarify the connection between stock benefits, options and increased compensation costs.

         We have added disclosure to show this connection. The second paragraph of this section now explains that the Company will recognize expense for the employee stock ownership plan when shares are committed to be released to participants' accounts, will recognize expenses for restricted stock awards over the vesting period of awards made to recipients and will recognize compensation expense related to stock options outstanding based upon the fair value of such awards at the date of grant over the period that such awards are earned.

         13. Expand the second and third sentences to state the dollar value of the shares and options.

         We have revised the first paragraph of this section as suggested.

Use of Proceeds, page 18
------------------------

         14. Quantify the estimated amounts involved for the various uses of proceeds to Roma Bank, to the extent practicable. If the type of loans originated will change, discuss how. Provide a timetable for the branching and denovo bank establishment plans. As your plans for use of proceeds solidify, please update the disclosure pursuant to Item 504 of Regulation S-K both here and in the summary.

         We have added disclosure regarding the timetable for the branching plans and the estimated total land, construction and equipments costs for each individual branch as well as the projected establishment of and amount invested in the de novo bank. The Company does not intend to change the types of loans originated.

MALIZIA SPIDI & FISCH, PC

Mr. William Friar
April 19, 2006
Page 5

Market For The Stock, page 20
-----------------------------

         15. Please advise us of the status of your NMS listing application and of meeting the requirements for trading.

         The Company's listing application has been received by the Nasdaq Listing Qualifications Department, and the symbol ROMA has been reserved for the Company. The Company satisfies all of the specific quantitative and qualitative criteria for listing on the NASDAQ National Market, including corporate governance matters.

Pro Forma Data, page 22
-----------------------

         16. Please provide your supporting calculations for the pro forma stock option adjustment for all scenarios on the table on page 24.

         The supporting calculations are enclosed with this letter.

Selected Financial and Other Data, page 29
------------------------------------------

         17. Please include selected quarterly financial data as required by Item 302(a) of Regulation S-K.

         The quarterly data has been added in a new note to the Company's financial statements.

Business Of Roma Bank, page 49
------------------------------

         18. Please expand the disclosure on your market area to include meaningful demographic information and trends, such as population density and growth, median income and population aging information.

         We have revised the market area disclosure as suggested.

Where You Can Find Additional Information, page 118
---------------------------------------------------

         19. Please update the Commission's address to 100 F Street, N.E., Washington, DC 20549.

         We have made this correction.

MALIZIA SPIDI & FISCH, PC

Mr. William Friar
April 19, 2006
Page 6

Financial Statements, page F-2
------------------------------

         20.      Please  note  the  updating  requirements  of  Rule  3-12   of
                  Regulation S-X.

         We are aware of the date at which updating would be required. We do not expect this will be necessary.

         21. We note you had in excess of $22 million in interest-bearing deposits in other banks as of December 31, 2005. Please include a footnote quantifying the total amount of uninsured deposits for the periods presented and separately discuss and quantify any significant concentrations of deposits in one or more financial institutions, if applicable.

         We have added the suggested footnote.

Note 1, page F-6
----------------

         22. Please include an accounting policy for revenue recognition of credit enhancement fees and loan servicing income associated with your participation in the FHLB NY MPF program which you discuss on page 57.

         We have revised Note 1 as suggested.

Note 10, page F-21
------------------

         23. Please confirm that your auditors did in fact perform audit procedures on the reconciliation of GAAP and Regulatory Capital. If not, please consider removing the table if it is an unaudited pro forma presentation.

         Beard Miller Company performed audit procedures on the reconciliation of GAAP and regulatory capital.

Note 13, page F-27
------------------

         24. Expand the current policy by including disclosure related to the contractual arrangements with Mr. Perilli as disclosed on page 86.

         We have revised Note 13 as suggested.

MALIZIA SPIDI & FISCH, PC

Mr. William Friar
April 19, 2006
Page 7

Item 16.  Exhibits and Financial Statements Schedules II-2
----------------------------------------------------------

         25. Please provide an updated consent from your independent accountant in your next pre-effective amendment.

         An updated consent of the independent auditors is included with this amendment.

                                     * * *

         We hope that the foregoing is responsive to the staff's comments. We request that the staff advise us as soon as possible of any additional comments.

         The Company acknowledges that it is responsible for the adequacy and accuracy of the disclosure in this filing; that staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and that the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States. A statement from the Company to this effect is included with this filing.

                                                Sincerely,


                                                /s/Tiffany A. Hasselman
                                                --------------------------------
                                                Tiffany A. Hasselman


Enclosure

cc: Jessica Livingston, Esq., U.S. Securities and Exchange Commission Senator Peter A. Inverso, President and Chief Executive Officer Margaret T. Norton, Senior Vice President and Corporate Secretary Mr. Barry K. Morgan, Beard Miller Company LLP
         Samuel J. Malizia, Esq.

                     STATEMENT OF ROMA FINANCIAL CORPORATION


         Roma Financial Corporation (the "Company") acknowledges that it is responsible for the adequacy and accuracy of the disclosure in this filing; that staff comments or changes to disclosure in response to staff comments do not foreclose the United States Securities and Exchange Commission from taking any action with respect to the filing; and that the Company may not assert staff comments as a defense in any proceeding initiated by the United States Securities and Exchange Commission or any person under the federal securities laws of the United States.

         Roma   Financial   Corporation   has  duly  caused  this  statement  of
responsibility to be signed on its behalf by the undersigned thereunto duly authorized.


                                      ROMA FINANCIAL CORPORATION


                                      By:  /s/Peter A. Inverso
                                           -------------------------------------
                                           Peter A. Inverso
                                           President and Chief Executive Officer